Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before income taxes	$ 418	$ 562
Federal and provincial statutory tax rate	23.00%	23.00%
Expected income tax expense (recovery)	$ 96	$ 129
Foreign income tax rate differential	1	(8)
Other	5	(1)
Income tax expense	$ 102	$ 120